Summary of Reorganization Items, Net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Reorganization Items [Abstract]
Anatel provision for contigencies		R$ (1,568,798)	R$ (6,604,718)
Other provision for contingencies	[1]	(736,301)	(1,851,698)
Inflation adjustment of provision for contingencies		(410,157)	(498,200)
Income from short-term investments		713,276	201,533
Professional fees	[2]	(369,938)	(252,915)
Total reorganization items, net		R$ (2,371,918)	R$ (9,005,998)

[1]	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the RJ proceedings.
[2]	During the year ended December 31, 2017, and 2016 the Company incurred in R$369 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.